Debt Instruments Eligible to Compose Capital	12 Months Ended
Dec. 31, 2022
Debt Instruments
Debt Instruments Eligible to Compose Capital

19.	Debt Instruments Eligible to Compose Capital

Details of the balance of "Debt Instruments Eligible to Compose Capital" for the issuance of such instruments to compose the Tier I and Tier II of regulatory capital due to the Regulatory Capital Optimization Plan (Note 28.e), are as follows:

					2022	2021	2020
	Issuance	Maturity	Issuance Value	Interest Rate (p.a.)
Tier I (1)	nov-18	No Term (Perpetual)	US$1.250	7.250%	6,591,740	7,050,080	6,554,451
Tier II (1)	nov-18	nov/28	US$1.250	6.125%	6,580,937	7,038,527	6,565,209
Financial Bills - Tier II (2)	nov-21	nov-31	R$5,300	CDI+2%	6,133,677	5,351,046	-
Financial Bills - Tier II (2)	dez-21	dez-31	R$200	CDI+2%	231,264	201,755	-
Total					19,537,618	19,641,408	13,119,660
(1)	Issues were made through the Cayman Branch and there is no withholding income tax, and interest is paid semi-annually, as of May 8, 2019.
(2)	Financial Bills issued in November 2021 have a redemption and repurchase option.

	2022	2021	2020
Balance at beginning of the year	19,641,408	13,119,660	10,175,961
Issuance - Tier II	-	5,500,000	-
Interest payment Tier I (1)	484,291	505,300	506,771
Interest payment Tier II (1)	379,103	449,899	402,622
Exchange differences / Others	(105,467)	977,855	2,948,951
Payments of interest - Tier I	(467,099)	(493,071)	(495,789)
Payments of interest - Tier II	(394,618)	(418,235)	(418,856)
Balance at end of the year	19,537,618	19,641,408	13,119,660
(1)	The interest remuneration referring to the Debt Instrument Eligible for Capital Tier I and II was recorded as a contra entry to income for the period under "Interest and Similar Expenses" (Note 32).

The specific characteristics of the Notes issued to compose Tier I are: (a) Principal: US$1,250 billion; (b) Interest Rate: 7.25% p.a.; (c) without maturity (perpetual); (d) Interest payment frequency: semiannually, as of May 8, 2019.

The specific characteristics of the Notes issued to compose Tier II are: (a) Principal: US$1,250 billion; (b) Interest Rate: 6.125% p.a.; (c) Maturity: on November 8, 2028; and (d) Frequency of payment of interest: semi-annually, as of May 8, 2019.

Notes have the following common characteristics:

(a) Unit value of at least US$150 thousand and in integral multiples of US$1 thousand which exceeds such minimum value;

(b) The Notes may be repurchased or redeemed by Banco Santander after the 5th (fifth) anniversary from the date of issue of the Notes, at the sole discretion of the Bank or due to changes in the tax legislation applicable to the Notes; or at any time, due to the occurrence of certain regulatory events.